Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Weighted Average Assumptions in Lattice-Based Binomial Method

The fair value of each option award is estimated on the date of grant using the weighted-average assumptions noted in the following table:

Assumptions	2012	2011	2010
Dividend yield	3.0%	2.2%	2.2%
Expected volatility	34	32	32
Risk-free interest rate	1.38	2.75	2.94
Expected option lives (in years)	6.9	6.7	6.6

Summary of Stock Option Activity

A summary of the status of our options as of Dec. 31, 2012, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted- average remaining contractual term (in years)
Balance at Dec. 31, 2011	86,803,492	$33.32	5.2
Granted	10,263,505	22.03
Exercised	(1,959,313)	20.86
Canceled/Expired	(12,747,818)	38.62
Balance at Dec. 31, 2012	82,359,866	$31.39	5.4
Vested and expected to vest at Dec. 31, 2012	81,697,966	31.45	5.4
Exercisable at Dec. 31, 2012	57,710,802	33.95	4.2

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2012
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding at Dec. 31, 2012	Weighted- average remaining contractual life (in years)	Weighted- average exercise price	Exercisable at Dec. 31, 2012	Weighted- average exercise price
$ 18 to 31	48,654,831	6.6	$25.40	24,046,935	$25.40
31 to 41	19,829,909	3.0	37.02	19,788,861	37.03
41 to 51	13,875,126	4.6	44.36	13,875,006	44.36
$ 18 to 51	82,359,866	5.4	$31.39	57,710,802	$33.95
(a)	At Dec. 31, 2011 and 2010, 60,158,853 and 62,801,038 options were exercisable at an average price per common share of $35.21 and $37.93, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options (in millions)	2012	2011	2010
Outstanding at Dec. 31,	$123	$22	$193
Exercisable at Dec. 31,	$64	$11	$77

Nonvested Restricted Stock and Restricted Stock Units Activity

The following table summarizes our nonvested restricted stock and RSU activity for 2012.

Nonvested restricted stock and RSU activity	Number of shares	Weighted- average fair value
Nonvested restricted stock and RSUs at Dec. 31, 2011	13,133,458	$26.44
Granted	8,595,973	22.04
Vested	(4,093,190)	20.57
Forfeited	(217,102)	26.01
Nonvested restricted stock and RSUs at Dec. 31, 2012(a)	17,419,139	$25.93
(a)	Includes 817,698 shares granted to members of BNY Mellon’s Executive Committee that are marked-to-market based on the closing stock price at Dec. 31, 2012 of $25.70.